Earnings per share	12 Months Ended
Dec. 31, 2021
Basic earnings per share [abstract]
Earnings per share [Text Block]

24. Earnings per share

	Year ended
	Dec. 31, 2021	Dec. 31, 2020
Basic and diluted weighted average common shares outstanding	261,462,323	261,272,151

For periods where Hudbay records a loss, Hudbay calculates diluted loss per share using the basic weighted average number of shares. If the diluted weighted average number of shares were used, the result would be a reduction in the loss, which would be anti-dilutive.

The determination of the diluted weighted-average number of common shares excludes the impact of 640,089 weighted-average stock options outstanding that were anti-dilutive for the year ended December 31, 2021 (year ended December 31, 2020 - 1,292,840) as the Company recorded a loss in the financial periods being reported. For the year ended December 31, 2021, Hudbay calculated diluted loss per share using 261,462,323 (for the year ended December 31, 2020 - 261,272,151 common shares).